Significant capital and funding transactions (Tables)	6 Months Ended
Apr. 30, 2022
Text Block [Abstract]
Summary of Common Shares Issued

	For the three months ended
	April 30, 2022		April 30, 2021
(Millions of Canadian dollars, except number of shares)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Issued in connection with share-based compensation plans (2)	105	$8	324	$25
Purchased for cancellation (3)	(13,700)	(171)	–	–
	(13,595)	$(163)	324	$25

	For the six months ended
	April 30, 2022		April 30, 2021
(Millions of Canadian dollars, except number of shares)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Issued in connection with share-based compensation plans (2)	512	$42	820	$61
Purchased for cancellati o n (3)	(22,571)	(282)	–	–
	(22,059)	$(240)	820	$61

(1)
The requirements of our dividend reinvestment plan (DRIP) are satisfied through either open market share purchases or shares issued from treasury. During the three and six months ended April 30, 2022 and April 30, 2021, our DRIP’s requirements were satisfied through open market share purchases.

(2)	Amounts include cash received for stock options exercised during the period and the fair value adjustment to stock options.
(3)
During the three months ended April 30, 2022, we purchased for cancellation common shares at a total fair value of $1,892 million (average cost of $138.04 per share), with a book value of $171 million (book value of $12.46 per share). During the six months ended April 30, 2022, we purchased for cancellation common shares at a total fair value of $3,106 million (average cost of $137.57 per share), with a book value of $282 million (book value of $12.46 per share). During the three months and six months ended April 30, 2021, we did not purchase for cancellation any common shares.